UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

(Investor Class: WCMRX)

(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)

(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)

(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

SEMI-ANNUAL REPORT

OCTOBER 31, 2017

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	33
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.8%
	Australia – 4.5%
2,050,784	CSL Ltd.	$218,058,642

	Brazil – 2.1%
4,249,188	Raia Drogasil S.A.	101,589,274

	Canada – 3.8%
1,060,973	Canadian Pacific Railway Ltd.	184,015,157

	China – 9.3%
15,115,600	AIA Group Ltd.	113,734,166
2,332,707	Ctrip.com International Ltd. - ADR*	111,713,338
5,129,110	Tencent Holdings Ltd.	229,979,578
		455,427,082
	Denmark – 8.6%
1,609,809	Chr Hansen Holding A/S	140,864,272
1,596,380	Coloplast A/S - Class B	140,438,859
2,471,774	Novozymes A/S	136,506,092
		417,809,223
	France – 8.2%
864,782	Essilor International S.A.	109,495,403
214,354	Hermes International	111,246,854
591,686	LVMH Moet Hennessy Louis Vuitton S.E.	176,506,447
		397,248,704
	Germany – 2.4%
521,868	adidas A.G.	116,156,328

	India – 3.4%
1,778,617	HDFC Bank Ltd. - ADR	164,166,349

	Ireland – 7.7%
1,328,683	Accenture PLC - Class A	189,151,312
1,071,316	ICON PLC*	127,336,620
298,864	Ryanair Holdings PLC*	5,858,918
486,019	Ryanair Holdings PLC - ADR*	54,487,590
		376,834,440
	Italy – 4.2%
980,322	Ferrari N.V.	117,501,612
1,533,985	Luxottica Group S.p.A.	87,983,018
		205,484,630
	Japan – 6.2%
376,440	Keyence Corp.	208,009,544

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
1,368,450	Sysmex Corp.	$93,031,252
		301,040,796
	Mexico – 2.3%
49,519,423	Wal-Mart de Mexico S.A.B. de C.V.	110,652,734

	Netherlands – 2.2%
1,081,294	Core Laboratories N.V.	108,021,271

	Russia – 2.9%
4,141,430	Yandex N.V. - Class A*	140,104,577

	Spain – 1.3%
1,694,539	Industria de Diseno Textil S.A.	63,350,296

	Sweden – 3.2%
3,566,564	Atlas Copco A.B. - A Shares	156,436,841

	Switzerland – 7.8%
1,351,167	Chubb Ltd.	203,783,007
2,124,311	Nestle S.A.	178,640,566
		382,423,573
	Taiwan – 3.9%
4,495,742	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	190,304,759

	United Kingdom – 10.8%
8,146,551	Compass Group PLC	178,858,398
8,058,310	Experian PLC	169,750,029
1,976,299	Reckitt Benckiser Group PLC	176,788,069
		525,396,496
	Total Common Stocks (Cost $3,625,416,826)	4,614,521,172

	Rights – 0.0%
	China – 0.0%
4,028	Tencent Holdings Ltd. (Expires 11/08/2017)*2	—

	Total Rights (Cost $—)	—

	Short-Term Investments – 7.1%
347,106,075	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.92%[1]	347,106,075

	Total Short-Term Investments (Cost $347,106,075)	347,106,075

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Value

Total Investments – 101.9% (Cost $3,972,522,901)	$4,961,627,247
Liabilities in Excess of Other Assets – (1.9)%	(94,130,444)

Total Net Assets – 100.0%	$4,867,496,803

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.7%
Technology	16.0%
Consumer Staples	14.6%
Health Care	14.1%
Industrials	11.3%
Financials	9.9%
Communications	5.2%
Materials	2.8%
Energy	2.2%
Total Common Stocks	94.8%
Rights
Technology	0.0%
Total Rights	0.0%
Short-Term Investments	7.1%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.2%
	Argentina – 1.7%
1,920	MercadoLibre, Inc.	$461,395

	Brazil – 8.5%
92,255	Ambev S.A. - ADR	583,974
22,566	Embraer S.A. - ADR	431,913
23,600	Lojas Renner S.A.	248,748
43,881	Raia Drogasil S.A.	1,049,104
		2,313,739
	China – 26.2%
71,556	AIA Group Ltd.	538,408
6,903	Alibaba Group Holding Ltd. - ADR*	1,276,296
82,574	ANTA Sports Products Ltd.	369,399
22,120	Ctrip.com International Ltd. - ADR*	1,059,327
50,000	Hengan International Group Co., Ltd.	492,860
10,604	JD.com, Inc. - ADR*	397,862
772,000	Kingdee International Software Group Co., Ltd.*	413,639
36,000	Shenzhou International Group Holdings Ltd.	307,329
39,590	Tencent Holdings Ltd.	1,775,141
208,000	TravelSky Technology Ltd. - Class H	538,570
		7,168,831
	Czech Republic – 1.6%
10,054	Komercni banka A.S.	432,207

	India – 12.4%
16,562	Asian Paints Ltd.	301,943
879	Eicher Motors Ltd.	437,434
18,942	Godrej Consumer Products Ltd.	273,114
12,146	HDFC Bank Ltd. - ADR	1,121,076
35,011	Syngene International Ltd.[1]	273,131
34,112	UPL Ltd.	420,953
63,900	Vakrangee Ltd.	554,736
		3,382,387
	Indonesia – 3.2%
3,836,595	Kalbe Farma Tbk P.T.	452,612
14,479	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	434,949
		887,561
	Luxembourg – 0.8%
5,909	Globant S.A.*	222,887

	Mexico – 7.1%
78,664	Banregio Grupo Financiero S.A.B. de C.V.	418,476

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Mexico (Continued)
267,061	Becle S.A.B. de C.V.*	$427,787
43,392	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	218,954
2,630	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	470,218
180,484	Wal-Mart de Mexico S.A.B. de C.V.	403,297
		1,938,732
	Peru – 1.0%
1,340	Credicorp Ltd.	280,650

	Philippines – 1.0%
57,590	Security Bank Corp.	274,518

	Russia – 5.2%
42,092	Yandex N.V. - Class A*	1,423,972

	South Africa – 1.5%
36,285	Clicks Group Ltd.	406,586

	South Korea – 5.5%
1,821	Amorepacific Corp.	510,371
722	Hugel, Inc.*	276,466
493	Medy-Tox, Inc.	186,357
1,527	Samsung Biologics Co., Ltd.* 1	523,379
		1,496,573
	Spain – 1.6%
131,366	Prosegur Cash S.A.* 1	428,451

	Switzerland – 3.7%
9,681	Luxoft Holding, Inc.*	450,651
12,749	Wizz Air Holdings PLC* 1	554,562
		1,005,213
	Taiwan – 10.9%
29,000	Airtac International Group	469,719
20,614	Eclat Textile Co., Ltd.	246,407
65,280	PChome Online, Inc.	377,704
44,734	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,893,590
		2,987,420
	Thailand – 1.0%
133,200	CP ALL PCL	280,674

	Turkey – 0.7%
34,587	Arcelik A.S.	188,908

	United Arab Emirates – 1.7%
11,917	NMC Health PLC	457,750

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Vietnam – 0.9%
37,230	Vietnam Dairy Products JSC	$247,517

	Total Common Stocks (Cost $20,851,732)	26,285,971

	Rights – 0.0%
	China – 0.0%
34	Tencent Holdings Ltd. (Expires 11/08/2017)*2	—

	Total Rights (Cost $—)	—

	Short-Term Investments – 0.4%
116,649	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.92%[1]	116,649

	Total Short-Term Investments (Cost $116,649)	116,649

	Total Investments – 96.6% (Cost $20,968,381)	26,402,620
	Other Assets in Excess of Liabilities – 3.4%	921,908

	Total Net Assets – 100.0%	$27,324,528

ADR – American Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

JSC – Joint Stock Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Level 3 securities fair valued according to procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities are $0.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	21.4%
Consumer Discretionary	17.8%
Consumer Staples	17.1%
Financials	11.2%
Communications	10.7%
Health Care	7.9%
Industrials	7.4%
Materials	2.7%
Total Common Stocks	96.2%
Short-Term Investments	0.4%
Rights
Technology	0.0%
Total Rights	0.0%
Total Investments	96.6%
Other Assets in Excess of Liabilities	3.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.4%
	Argentina – 2.3%
1,862	MercadoLibre, Inc.	$447,457

	Canada – 3.1%
7,555	Canadian National Railway Co.	608,102

	China – 9.0%
9,055	Ctrip.com International Ltd. - ADR*	433,644
123,000	Techtronic Industries Co., Ltd.	721,313
14,025	Tencent Holdings Ltd.	628,854
		1,783,811
	Denmark – 2.7%
9,745	Novozymes A/S	538,177

	France – 1.7%
2,599	Essilor International S.A.	329,076

	India – 3.2%
6,988	HDFC Bank Ltd. - ADR	644,992

	Italy – 2.4%
3,931	Ferrari N.V.	471,171

	Japan – 3.3%
1,200	Keyence Corp.	663,084

	Netherlands – 1.8%
3,613	Core Laboratories N.V.	360,939

	Sweden – 2.6%
11,840	Atlas Copco A.B. - A Shares	519,327

	Switzerland – 5.2%
3,601	Chubb Ltd.	543,103
5,721	Nestle S.A.	481,098
		1,024,201
	Taiwan – 3.3%
15,304	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	647,818

	United Kingdom – 5.6%
24,724	Compass Group PLC	542,818
6,300	Reckitt Benckiser Group PLC	563,561
		1,106,379

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States – 49.2%
6,047	Agilent Technologies, Inc.	$411,377
515	Amazon.com, Inc.*	569,219
7,620	Amphenol Corp. - Class A	662,940
20,758	Boston Scientific Corp.*	584,130
7,746	Cerner Corp.*	523,010
8,226	Charles Schwab Corp.	368,854
2,908	Cooper Cos., Inc.	698,676
3,768	Costco Wholesale Corp.	606,950
5,133	Crown Castle International Corp. - REIT	549,642
4,101	Ecolab, Inc.	535,837
2,811	Edwards Lifesciences Corp.*	287,369
3,188	Facebook, Inc. - Class A*	574,031
3,404	First Republic Bank	331,550
6,190	Quintiles IMS Holdings, Inc.*	669,139
6,097	Schlumberger Ltd.	390,208
7,916	Tractor Supply Co.	477,018
2,187	Tyler Technologies, Inc.*	387,733
5,561	Verisk Analytics, Inc.*	472,963
5,879	Visa, Inc. - Class A	646,572
		9,747,218
	Total Common Stocks (Cost $16,320,295)	18,891,752

	Rights – 0.0%
	China – 0.0%
11	Tencent Holdings Ltd. (Expires 11/08/2017)*2	—

	Total Rights (Cost $—)	—

	Short-Term Investments – 4.6%
912,714	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.92%[1]	912,714

	Total Short-Term Investments (Cost $912,714)	912,714

	Total Investments – 100.0% (Cost $17,233,009)	19,804,466
	Other Assets in Excess of Liabilities – 0.0%	460

	Total Net Assets – 100.0%	$19,804,926

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Level 3 securities fair valued according to procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities are $0.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	19.0%
Financials	15.6%
Health Care	15.1%
Technology	13.4%
Industrials	12.4%
Consumer Staples	8.3%
Communications	5.1%
Energy	3.8%
Materials	2.7%
Total Common Stocks	95.4%
Short-Term Investments	4.6%
Rights
Technology	0.0%
Total Rights	0.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 100.7%
	Australia – 1.3%
507	REA Group Ltd.	$28,047

	Brazil – 2.9%
4,700	Embraer S.A.	22,514
1,600	Raia Drogasil S.A.	38,252
		60,766
	Canada – 3.6%
1,005	Canadian Western Bank	28,309
486	Kinaxis, Inc.*	24,234
810	Ritchie Bros Auctioneers, Inc.	22,716
		75,259
	China – 1.2%
11,000	Vitasoy International Holdings Ltd.	25,437

	Denmark – 1.5%
517	SimCorp A/S	31,579

	Germany – 10.1%
635	AURELIUS Equity Opportunities S.E. & Co. KGaA	39,031
764	Delivery Hero A.G.*1	32,602
206	Isra Vision A.G.	40,083
429	Nemetschek S.E.	38,357
324	Sartorius A.G.	30,253
104	XING S.E.	30,896
		211,222
	India – 3.7%
4,325	Syngene International Ltd.[1]	33,741
4,934	Vakrangee Ltd.	42,833
		76,574
	Ireland – 3.6%
328	ICON PLC*	38,986
1,747	Keywords Studios PLC	37,079
		76,065
	Italy – 3.3%
1,835	Brembo S.p.A.	30,309
1,163	Interpump Group S.p.A.	39,164
		69,473
	Japan – 18.9%
550	Asahi Intecc Co., Ltd.	31,731

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
480	GMO Payment Gateway, Inc.	$34,954
785	Harmonic Drive Systems, Inc.	40,594
3,900	Infomart Corp.	29,223
630	M&A Capital Partners Co., Ltd.*	32,856
1,120	MonotaRO Co., Ltd.	30,634
1,200	Nihon M&A Center, Inc.	57,095
1,175	Pigeon Corp.	41,387
1,035	SMS Co., Ltd.	30,994
1,350	Start Today Co., Ltd.	36,687
2,200	Yume No. Machi Souzou Iinkai Co., Ltd.	30,841
		396,996
	Jersey – 2.0%
3,877	Sanne Group PLC	41,195

	Luxembourg – 1.7%
609	Corestate Capital Holding S.A.	36,637

	Malaysia – 1.6%
66,000	My EG Services Bhd	34,142

	Mexico – 2.5%
5,000	Banregio Grupo Financiero S.A.B. de C.V.	26,599
1,399	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	24,951
		51,550
	Netherlands – 4.7%
399	Shop Apotheke Europe N.V.*1	29,503
702	Takeaway.com N.V.*1	33,178
1,882	Wessanen	35,744
		98,425
	Philippines – 2.4%
20,760	Concepcion Industrial Corp.	26,139
5,140	Security Bank Corp.	24,501
		50,640
	South Korea – 4.4%
1,168	Douzone Bizon Co., Ltd.	33,361
85	Hugel, Inc.*	32,548
70	Medy-Tox, Inc.	26,461
		92,370
	Sweden – 8.3%
1,154	Indutrade A.B.	32,008
3,925	Medicover A.B.*	30,944
3,759	Munters Group A.B.*1	31,139

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Sweden (Continued)
628	Probi A.B.	$26,105
1,021	RaySearch Laboratories A.B.*	22,623
389	Vitrolife A.B.	31,086
		173,905
	Switzerland – 7.4%
40	dormakaba Holding A.G. *	39,571
329	Temenos Group A.G. *	37,988
284	VAT Group A.G. *1	36,977
960	Wizz Air Holdings PLC*1	41,758
		156,294
	Taiwan – 2.5%
3,819	PChome Online, Inc.	22,097
4,667	Sunny Friend Environmental Technology Co., Ltd.	29,556
		51,653
	United Arab Emirates – 2.4%
1,329	NMC Health PLC	51,049

	United Kingdom – 10.7%
2,958	Abcam PLC	39,092
5,732	Clipper Logistics PLC	33,117
6,218	GB Group PLC	36,091
1,637	Halma PLC	25,700
3,047	Just Eat PLC*	31,567
8,741	Medica Group PLC	26,122
449	Spirax-Sarco Engineering PLC	33,694
		225,383
	Vietnam – 0.0%
8	Vietnam Dairy Products JSC	53

	Total Common Stocks (Cost $1,624,800)	2,114,714

	Short-Term Investments – 1.2%
24,336	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.92%[2]	24,336

	Total Short-Term Investments (Cost $24,336)	24,336

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2017 (Unaudited)

Value

Total Investments – 101.9% (Cost $1,649,136)	$2,139,050
Liabilities in Excess of Other Assets – (1.9)%	(39,788)

Total Net Assets – 100.0%	$2,099,262

PLC – Public Limited Company

JSC – Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $238,898 which represents 11.38% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2017 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.9%
Health Care	19.0%
Consumer Discretionary	16.9%
Financials	15.1%
Technology	12.7%
Consumer Staples	9.7%
Communications	7.4%
Total Common Stocks	100.7%
Short-Term Investments	1.2%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2017 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Assets:
Investments, at cost	$3,972,522,901	$20,968,381
Investments, at value	$4,961,627,247	$26,402,620
Foreign currency, at value	-	480,949
Receivables:
Investment securities sold	15,880,677	940,543
Fund shares sold	3,612,332	-
Dividends and interest	8,904,714	7,298
Due from Advisor	-	25,859
Prepaid expenses	75,409	18,450
Total assets	4,990,100,379	27,875,719

Liabilities:
Payables:
Investment securities purchased	7,170,087	435,155
Fund shares redeemed	110,608,113	-
Advisory fees	3,478,931	-
Shareholder servicing fees (Note 7)	516,671	9,028
Distribution fees (Note 8)	37,519	1,638
Fund administration fees	271,852	9,743
Transfer agent fees and expenses	137,144	11,139
Fund accounting fees	118,271	19,879
Custody fees	97,653	7,891
Shareholder reporting fees	9,596	2,199
Auditing fees	8,879	8,500
Legal Fees	4,905	4,991
Chief Compliance Officer fees	1,846	1,315
Trustees' fees and expenses	544	473
Trustees' Deferred Compensation (Note 3)	475	146
Non-U.S. Taxes	-	37,790
Accrued other expenses	141,090	1,304
Total liabilities	122,603,576	551,191

Net Assets	$4,867,496,803	$27,324,528

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,863,687,568	$22,951,213
Accumulated net investment income (loss)	21,877,711	263,161
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,292,971)	(1,286,297)
Net unrealized appreciation on:
Investments	989,104,346	5,396,449	*
Foreign currency translations	120,149	2
Net Assets	$4,867,496,803	$27,324,528

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$182,167,945	$7,810,352
Shares of beneficial interest issued and outstanding	11,837,607	674,207
Net asset value, offering and redemption price per share	$15.39	$11.58

Institutional Class:
Net assets applicable to shares outstanding	$4,685,328,858	$19,514,176
Shares of beneficial interest issued and outstanding	302,980,890	1,678,329
Net asset value, offering and redemption price per share	$15.46	$11.63

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2017 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$17,233,009	$1,649,136
Foreign currency, at cost	-	19,238
Investments, at value	$19,804,466	$2,139,050
Receivables:
Investment securities sold	26,159	20,092
Fund shares sold	14,520	-
Dividends and interest	18,803	1,824
Due from Advisor	4,200	18,417
Prepaid expenses	15,907	11,561
Total assets	19,884,055	2,210,182

Liabilities:
Payables:
Fund shares redeemed	4,823	-
Shareholder servicing fees (Note 7)	9,984	2,760
Distribution fees (Note 8)	649	-
Fund accounting fees	18,421	19,297
Transfer agent fees and expenses	13,238	7,088
Fund administration fees	9,917	7,192
Auditing fees	8,757	9,019
Legal Fees	5,179	5,167
Custody fees	1,438	7,306
Shareholder reporting fees	1,272	4,608
Trustees' fees and expenses	1,074	672
Chief Compliance Officer fees	800	592
Trustees' Deferred Compensation (Note 3)	145	144
Non-U.S. Taxes	-	2,098
Offering costs - Advisor	-	23,281
Due to custodian	-	19,238
Accrued other expenses	3,432	2,458
Total liabilities	79,129	110,920

Net Assets	$19,804,926	$2,099,262

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,002,075	$1,587,654
Accumulated net investment income (loss)	68,610	(3,452)
Accumulated net realized gain (loss) on investments and foreign currency transactions	162,451	27,225
Net unrealized appreciation on:
Investments	2,571,457	487,816	*
Foreign currency translations	333	19
Net Assets	$19,804,926	$2,099,262

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$3,123,520	$-
Shares of beneficial interest issued and outstanding	215,114	-
Net asset value, offering and redemption price per share	$14.52	$-

Institutional Class:
Net assets applicable to shares outstanding	$16,681,406	$2,099,262
Shares of beneficial interest issued and outstanding	1,142,558	156,528
Net asset value, offering and redemption price per share	$14.60	$13.41

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2017 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,707,476 and $24,578, respectively)	$32,206,681	$190,458
Interest	1,052,531	3,807
Total investment income	33,259,212	194,265

Expenses:
Advisory fees	18,804,533	142,543
Shareholder Servicing fees (Note 7)	1,777,382	2,604
Fund administration fees	998,678	21,624
Custody fees	479,781	26,205
Fund accounting fees	208,823	34,312
Transfer agent fees and expenses	199,908	16,224
Distribution fees (Note 8)	198,518	9,672
Miscellaneous	160,995	652
Registration fees	91,805	18,031
Shareholder reporting fees	30,209	411
Trustees' fees and expenses	11,553	3,291
Legal fees	10,853	8,271
Auditing fees	8,946	8,946
Insurance fees	4,281	605
Chief Compliance Officer fees	1,787	2,067

Total expenses	22,988,052	295,458
Advisory fees waived	-	(142,543)
Other expenses absorbed	-	(152,915)
Net expenses	22,988,052	-
Net investment income (loss)	10,271,160	194,265

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	(7,307,827)	708,540 [1]
Foreign currency transactions	(148,036)	(15,209)
Net realized gain (loss) on investments and foreign currency transactions	(7,455,863)	693,331
Net change in unrealized appreciation/depreciation on:
Investments	462,848,042	2,400,977 [2]
Foreign currency translations	32,266	(192)
Net change in unrealized appreciation/depreciation	462,880,308	2,400,785
Net realized and unrealized gain on investments and foreign currency	455,424,445	3,094,116

Net Increase in Net Assets from Operations	$465,695,605	$3,288,381

[1]	Net of non-U.S. taxes $1,170.
[2]	Net of non-U.S. taxes $37,791.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended October 31, 2017 (Unaudited)

	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,906 and $1,492, respectively)	$114,824	$12,950
Interest	3,947	301
Total investment income	118,771	13,251

Expenses:
Advisory fees	75,636	9,945
Fund accounting fees	26,989	32,468
Fund administration fees	20,374	20,795
Registration fees	19,973	11,199
Transfer agent fees and expenses	17,699	10,030
Custody fees	10,378	20,194
Shareholder servicing fees (Note 7)	9,299	1,489
Legal fees	9,042	9,405
Auditing fees	8,946	8,823
Miscellaneous	3,743	2,044
Distribution fees (Note 8)	3,639	-
Trustees' fees and expenses	3,291	3,291
Chief Compliance Officer fees	2,684	2,684
Shareholder reporting fees	1,047	1,383
Insurance	587	582

Total expenses	213,327	134,332
Advisory fees waived	(75,636)	(9,945)
Other expenses absorbed	(31,721)	(110,464)
Net expenses	105,970	13,923
Net investment income (loss)	12,801	(672)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	246,018	24,189
Foreign currency transactions	703	(292)
Net realized gain (loss) on investments and foreign currency transactions	246,721	23,897
Net change in unrealized appreciation/depreciation on:
Investments	1,590,219	258,563 [1]
Foreign currency translations	209	26
Net change in unrealized appreciation/depreciation	1,590,428	258,589
Net realized and unrealized gain on investments and foreign currency	1,837,149	282,486

Net Increase in Net Assets from Operations	$1,849,950	$281,814

[1]	Net of non-U.S. taxes $2,098.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused International Growth Fund
	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$10,271,160	$18,859,942
Net realized gain (loss) on investments and foreign currency transactions	(7,455,863)	46,039,444
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	462,880,308	395,488,371
Net increase in net assets resulting from operations	465,695,605	460,387,757

Distributions to Shareholders:
From net investment income:
Investor class	-	(279,893)
Institutional class	-	(13,720,383)
From net realized gain:
Investor class	-	(1,467,805)
Institutional class	-	(42,883,776)
Total distributions to shareholders	-	(58,351,857)

Capital Transactions:
Net proceeds from shares sold:
Investor class	57,512,341	69,859,082
Institutional class	883,747,342	1,410,854,540
Reinvestment of distributions:
Investor class	-	1,260,594
Institutional class	-	51,413,703
Cost of shares redeemed:
Investor class[1]	(13,720,922)	(24,134,311)
Institutional class[2]	(312,879,362)	(405,896,873)
Net increase in net assets from capital transactions	614,659,399	1,103,356,735

Total increase in net assets	1,080,355,004	1,505,392,635

Net Assets:
Beginning of period	3,787,141,799	2,281,749,164
End of period	$4,867,496,803	$3,787,141,799

Accumulated net investment income	$21,877,711	$11,606,551

Capital Share Transactions:
Shares sold:
Investor class	3,942,025	5,466,494
Institutional class	59,992,107	111,258,862
Shares reinvested:
Investor class	-	104,614
Institutional class	-	4,256,101
Shares redeemed:
Investor class	(937,558)	(1,930,757)
Institutional class	(20,914,847)	(32,103,248)
Net increase in capital share transactions	42,081,727	87,052,066

[1]	Net of redemption fees of $2,379 and $2,066, respectively.
[2]	Net of redemption fees of $9,863 and $42,456 respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Emerging Markets Fund
	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$194,265	$227,687
Net realized gain (loss) on investments and foreign currency transactions	693,331	(778,026)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,400,785	2,521,550
Net increase in net assets resulting from operations	3,288,381	1,971,211

Distributions to Shareholders:
From net investment income:
Investor class	-	(42,333)
Institutional class	-	(115,212)
Total distributions to shareholders	-	(157,545)

Capital Transactions:
Net proceeds from shares sold:
Investor class	541,237	1,014,510
Institutional class	1,754,056	10,309,974
Reinvestment of distributions:
Investor class	-	42,333
Institutional class	-	112,019
Cost of shares redeemed:
Investor class[1]	(572,822)	(352,747)
Institutional class	(4,398,937)	(2,887,283)
Net increase (decrease) in net assets from capital transactions	(2,676,466)	8,238,806

Total increase in net assets	611,915	10,052,472

Net Assets:
Beginning of period	26,712,613	16,660,141
End of period	$27,324,528	$26,712,613

Accumulated net investment income	$263,161	$68,896

Capital Share Transactions:
Shares sold:
Investor class	48,397	107,516
Institutional class	152,153	1,062,102
Shares reinvested:
Investor class	-	4,719
Institutional class	-	12,447
Shares redeemed:
Investor class	(50,666)	(36,516)
Institutional class	(388,633)	(319,625)
Net increase (decrease) in capital share transactions	(238,749)	830,643

[1]	Net of redemption fees of $0 and $1, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM Focused Global Growth Fund
	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$12,801	$70,568
Net realized gain (loss) on investments and foreign currency transactions	246,721	(67,801)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,590,428	978,433
Net increase in net assets resulting from operations	1,849,950	981,200

Distributions to Shareholders:
From net investment income:
Investor class	-	(50,321)
Institutional class	-	(20,821)
From net realized gain:
Investor class	-	(246,765)
Institutional class	-	(101,557)
Total distributions to shareholders	-	(419,464)

Capital Transactions:
Net proceeds from shares sold:
Investor class	473,268	2,838,802
Institutional class	8,531,267	11,265,566
Reinvestment of distributions:
Investor class	-	297,086
Institutional class	-	66,586
Cost of shares redeemed:
Investor class[1]	(186,493)	(815,821)
Institutional class[2]	(5,148,654)	(659,034)
Net increase in net assets from capital transactions	3,669,388	12,993,185

Total increase in net assets	5,519,338	13,554,921

Net Assets:
Beginning of period	14,285,588	730,667
End of period	$19,804,926	$14,285,588

Accumulated net investment income	$68,610	$55,809

Capital Share Transactions:
Shares sold:
Investor class	34,154	208,590
Institutional class	603,304	917,287
Shares reinvested:
Investor class	-	25,028
Institutional class	-	5,586
Shares redeemed:
Investor class	(13,343)	(66,278)
Institutional class	(361,699)	(51,929)
Net increase in capital share transactions	262,416	1,038,284

[1]	Net of redemption fees of $0 and $926, respectively.
[2]	Net of redemption fees of $86 and $1,245, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	WCM International Small Cap Growth Fund
	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(672)	$(3,133)
Net realized gain on investments and foreign currency transactions	23,897	7,021
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	258,589	210,559
Net increase from payments by affiliates (Note 3)	-	1,927
Net increase in net assets resulting from operations	281,814	216,374

Capital Transactions:
Net proceeds from shares sold:
Institutional class	62,130	915,178
Net increase in net assets from capital transactions	62,130	915,178

Total increase in net assets	343,944	1,131,552

Net Assets:
Beginning of period	1,755,318	623,766
End of period	$2,099,262	$1,755,318

Accumulated net investment loss	$(3,452)	$(2,780)

Capital Share Transactions:
Shares sold:
Institutional class	5,000	89,627
Net increase in capital share transactions	5,000	89,627

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017(Unaudited)	For the Year Ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.84	$12.25	$12.76	$11.83	$10.84	$9.47
Income from Investment Operations:
Net investment income *	0.02	0.05	0.05	0.05	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.53	1.77	(0.45)	0.92	1.04	1.39
Total from investment operations	1.55	1.82	(0.40)	0.97	1.07	1.43

Less Distributions:
From net investment income	-	(0.04)	- [1]	- [1]	- [1]	(0.03)
From net realized gain	-	(0.19)	(0.11)	(0.04)	(0.08)	(0.03)
Total distributions	-	(0.23)	(0.11)	(0.04)	(0.08)	(0.06)

Redemption fee proceeds	- [1]	- [1]	- [1]	- [1]	- [1]	-

Net asset value, end of period	$15.39	$13.84	$12.25	$12.76	$11.83	$10.84

Total return[2]	11.20%[3]	15.11%	(3.11)%	8.23%	9.90%	15.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$182,168	$122,225	$63,619	$73,267	$55,199	$12,873

Ratio of expenses to average net assets:
Before fees waived/recovered	1.28%[4]	1.27%	1.28%	1.29%	1.33%	1.40%
After fees waived/recovered	1.28%[4]	1.27%	1.28%	1.29%	1.33%	1.45%
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.22%[4]	0.41%	0.40%	0.38%	0.22%	0.44%
After fees waived/recovered	0.22%[4]	0.41%	0.40%	0.38%	0.22%	0.39%

Portfolio turnover rate	8%[3]	21%	26%	26%	36%	30%

*	Calculated based on average shares outstanding for the period.
[1]	Amount represents less than $0.01 per share.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30,
		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.89	$12.29	$12.81	$11.87	$10.88	$9.48
Income from Investment Operations:
Net investment income*	0.04	0.08	0.08	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.53	1.77	(0.45)	0.93	1.05	1.40
Total from investment operations	1.57	1.85	(0.37)	1.01	1.10	1.46

Less Distributions:
From net investment income	-	(0.06)	(0.04)	(0.03)	(0.03)	(0.03)
From net realized gain	-	(0.19)	(0.11)	(0.04)	(0.08)	(0.03)
Total distributions	-	(0.25)	(0.15)	(0.07)	(0.11)	(0.06)

Redemption fee proceeds	- [1]	- [1]	- [1]	- [1]	- [1]	- [1]

Net asset value, end of period	$15.46	$13.89	$12.29	$12.81	$11.87	$10.88

Total return[2]	11.30%[3]	15.38%	(2.91)%	8.51%	10.16%	15.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,685,329	$3,664,917	$2,218,130	$1,076,426	$562,861	$304,517

Ratio of expenses to average net assets:
Before fees waived/recovered	1.03%[4]	1.02%	1.03%	1.04%	1.08%	1.15%
After fees waived/recovered	1.03%[4]	1.02%	1.03%	1.04%	1.08%	1.20%
Ratio of net investment income to average net assets:
Before fees waived/recovered	0.47%[4]	0.66%	0.64%	0.63%	0.47%	0.69%
After fees waived/recovered	0.47%[4]	0.66%	0.64%	0.63%	0.47%	0.64%

Portfolio turnover rate	8%[3]	21%	26%	26%	36%	30%

*	Calculated based on average shares outstanding for the period.
[1]	Amount represents less than $0.01 per share.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30,			For the Period June 28, 2013* through April 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$10.28	$9.44	$9.83	$10.26	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.11	0.07	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	1.22	0.80	(0.43)	(0.40)	0.32
Total from investment operations	1.30	0.91	(0.36)	(0.43)	0.26

Less Distributions:
From net investment income	-	(0.07)	(0.03)	-	-
From net realized gain	-	-	-	- [2]	-
Total distributions	-	(0.07)	(0.03)	-	-

Redemption Fee Proceeds[1]	-	- [2]	-	-	-

Net asset value, end of period	$11.58	$10.28	$9.44	$9.83	$10.26

Total return[3]	12.74%[4]	9.71%	(3.69)%	(4.19)%	2.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,811	$6,955	$5,671	$5,245	$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%[5]	2.59%	3.16%	4.74%	34.74%[5]
After fees waived and expenses absorbed	0.00%[5]	0.00%	0.29%	1.65%	1.65%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.89)%[5]	(1.47)%	(2.10)%	(3.37)%	(33.77)%[5]
After fees waived and expenses absorbed	1.36%[5]	1.12%	0.77%	(0.28)%	(0.68)%[5]
Portfolio turnover rate	25%[4]	50%	49%	37%	19%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30,			For the Period June 28, 2013* through April 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$10.32	$9.47	$9.87	$10.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.11	0.07	- [2]	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.23	0.81	(0.43)	(0.41)	0.32
Total from investment operations	1.31	0.92	(0.36)	(0.41)	0.28

Less Distributions:
From net investment income	-	(0.07)	(0.04)	-	-
From net realized gain	-	-	-	- [2]	-
Total distributions	-	(0.07)	(0.04)	-	-

Net asset value, end of period	$11.63	$10.32	$9.47	$9.87	$10.28

Total return[3]	12.69%[4]	9.79%	(3.65)%	(3.99)%	2.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,514	$19,758	$10,989	$8,532	$1,220

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%[5]	2.34%	2.91%	4.49%	34.49%[5]
After fees waived and expenses absorbed	0.00%[5]	0.00%	0.24%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.64)%[5]	(1.22)%	(1.85)%	(3.12)%	(33.52)%[5]
After fees waived and expenses absorbed	1.36%[5]	1.12%	0.82%	(0.03)%	(0.43)%[5]
Portfolio turnover rate	25%[4]	50%	49%	37%	19%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30,			For the Period June 28, 2013* through April 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$13.00	$12.80	$12.54	$11.31	$10.00
Income from Investment Operations:
Net investment income[1]	- [2]	0.17	0.02	0.01	- [2]
Net realized and unrealized gain on investments and foreign currency	1.52	1.52	0.29	1.37	1.30
Total from investment operations	1.52	1.69	0.31	1.38	1.30

Less Distributions:
From net investment income	-	(0.25)	-	-	-
From net realized gain	-	(1.25)	(0.05)	(0.15)	-
Total distributions	-	(1.50)	(0.05)	(0.15)	-

Redemption Fee Proceeds[1]	-	0.01	- [2]	-	0.01

Net asset value, end of period	$14.52	$13.00	$12.80	$12.54	$11.31

Total return[3]	11.69%[4]	14.40%	2.45%	12.33%	13.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,124	$2,526	$345	$122	$119

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.60%[5]	5.52%	2.28%	64.67%	119.39%[5]
After fees waived and expenses absorbed	1.40%[5]	0.00%	0.83%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.27)%[5]	(4.22)%	(1.28)%	(63.12)%	(117.84)%[5]
After fees waived and expenses absorbed	(0.07)%[5]	1.30%	0.17%	0.05%	0.05%[5]
Portfolio turnover rate	29%[4]	46%	233%	42%	97%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30,			For the Period June 28, 2013* through April 30, 2014
		2017	2016	2015
Net asset value, beginning of period	$13.05	$12.85	$12.57	$11.33	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.16	0.04	0.10	0.03
Net realized and unrealized gain on investments and foreign currency	1.54	1.55	0.29	1.31	1.30
Total from investment operations	1.55	1.71	0.33	1.41	1.33

Less Distributions:
From net investment income	-	(0.26)	-	(0.02)	-
From net realized gain	-	(1.25)	(0.05)	(0.15)	-
Total distributions	-	(1.51)	(0.05)	(0.17)	-

Redemption Fee Proceeds[1]	- [2]	- [2]	-	-	-

Net asset value, end of period	$14.60	$13.05	$12.85	$12.57	$11.33

Total return[3]	11.88%[4]	14.35%	2.69%	12.53%	13.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,681	$11,760	$386	$411	$57

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.35%[5]	5.27%	1.90%	64.42%	119.14%[5]
After fees waived and expenses absorbed	1.15%[5]	0.00%	0.69%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.02)%[5]	(3.97)%	(0.90)%	(62.87)%	(117.59)%[5]
After fees waived and expenses absorbed	0.18%[5]	1.30%	0.31%	0.30%	0.30%[5]
Portfolio turnover rate	29%[4]	46%	233%	42%	97%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2017 (Unaudited)	For the Year Ended April 30, 2017	For the Period November 30, 2015* through April 30, 2016
Net asset value, beginning of period	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss [1]	- [2]	(0.02)	(0.01)
Net realized and unrealized gain on investments and foreign currency	1.83	1.51	0.15
Net increase from payments by affiliates (Note 3)	-	0.01	-
Total from investment operations	1.83	1.50	0.14

Less Distributions:
From net investment income	-	-	(0.06)
Total distributions	-	-	(0.06)

Net asset value, end of period	$13.41	$11.58	$10.08

Total return[3]	15.80%[3]	14.88%[5]	1.39%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,099	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived/absorbed	13.49%[4]	19.60%	39.92%[4]
After fees waived/absorbed	1.40%[4]	1.40%	1.40%[4]
Ratio of net investment loss to average net assets:
Before fees waived/absorbed	(12.16)%[4]	(18.43)%	(38.75)%[4]
After fees waived/absorbed	(0.07)%[4]	(0.23)%	(0.23)%[4]

Portfolio turnover rate	23%[3]	59%	18%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payments by affiliates had impact of 0.10% to the total return.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2017 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2014-2017 for the International Growth, Emerging Markets and Global Growth and the open years ended April 30, 2015-2017 for International Small Cap Growth, and as of and during the six months ended October 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreement, the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund pays a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until August 31, 2027, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Shares†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.65%	1.40%
Global Growth Fund	0.85%	1.40%	1.15%
International Small Cap Growth Fund	1.00%	-	1.40%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015, through October 31, 2018 and the Global Growth Fund from July 1, 2015 through October 4, 2015 and from May 1, 2016, through April 30, 2017. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

For the six months ended October 31, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $295,458, $107,357 and $120,409 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015 through April 30, 2017. Additionally, the Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund during the period May 1, 2017, through October 31, 2018. For the period May 1, 2017 through October 31, 2017, the Advisor may recoup its advisory fees waived and absorbed other expenses totaling $107,357 for the Global Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At October 31, 2017, the amount of these potentially recoverable expenses was $304,691, $350,940 and $459,799 for the Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2018	$258,999	$208,918	$-
2019	45,692	34,665	95,316
2020	-	-	244,074
2021	-	107,357	120,409
Total	$304,691	$350,940	$459,799

The Advisor reimbursed International Small Cap Growth Fund $1,927 for losses from a trade error. This amount is reported on the Fund’s Statement of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had an impact of 0.10% to the total return.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended October 31, 2017, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or defer some or all payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for six months ended October 31, 2017, are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$3,973,139,302	$21,110,669	$17,257,105	$1,650,106

Gross unrealized appreciation	$1,033,181,359	$6,098,348	$2,783,195	$524,013
Gross unrealized depreciation	(44,693,414)	(806,397)	(235,834)	(35,069)
Net unrealized appreciation on investments	$988,487,945	$5,291,951	$2,547,361	$488,944

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Undistributed ordinary income	$11,606,732	$68,896	$55,809	$-
Undistributed long-term capital gains	515,397	-	-	3,469
Tax accumulated earnings	12,122,129	68,896	55,809	3,469

Accumulated capital and other losses	-	(1,851,646)	(60,718)	(2,780)
Unrealized appreciation (depreciation) on foreign currency	87,702	194	124	(7)
Unrealized appreciation on investments	525,903,799	2,867,490	957,686	229,112
Total accumulated earnings	$538,113,630	$1,084,934	$952,901	$229,794

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

The tax character of the distributions paid during the fiscal years ended April 30, 2017 and April 30, 2016, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary Income	$14,000,276	$5,050,286	$157,545	$45,892
Net long-term capital gains	44,351,581	14,533,277	-	-
Total distributions paid	$58,351,857	$19,583,563	$157,545	$45,892

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary Income	$394,718	$120,763	$-	$3,438
Net long-term capital gains	24,746	52,533	-	-
Total distributions paid	$419,464	$173,296	$-	$3,438

At April 30, 2017, the Funds had accumulated capital loss carryforwards as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund

Not subject to expiration:
Short-term	$-	$896,195	$-	$-
Long-term	-	955,451	-	-
Total	$-	$1,851,646	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2017, International Small Cap Growth Fund had $2,780 of qualified late-year ordinary losses, which are deferred until fiscal year 2018 for tax purposes.

As of April 30, 2017, the Global Growth Fund had $60,718 of post-October losses, which are deferred until fiscal year 2018 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended October 31, 2017 and for the year ended April 30, 2017, redemption fees were as follows:

	October 31, 2017	April 30, 2017
International Growth Fund	$12,242	$44,522
Emerging Markets Fund	-	1
Global Growth Fund	86	2,171
International Small Cap Growth Fund	-	-

Note 6 – Investment Transactions

For the six months ended October 31, 2017, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$940,005,872	$350,406,614
Emerging Markets Fund	6,804,188	9,528,273
Global Growth Fund	8,355,741	4,846,019
International Small Cap Growth Fund	561,346	447,797

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2017, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Growth Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class shares do not pay any distribution fees.

For the six months ended October 31, 2017, for the International Growth Fund, Emerging Markets Fund and Global Growth Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2017, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$218,058,642	$-	$-	$218,058,642
Brazil	101,589,274	-	-	101,589,274
Canada	184,015,157	-	-	184,015,157
China	455,427,082	-	-	455,427,082
Denmark	417,809,223	-	-	417,809,223
France	397,248,704	-	-	397,248,704
Germany	-	116,156,328	-	116,156,328
India	164,166,349	-	-	164,166,349
Ireland	376,834,440	-	-	376,834,440
Italy	205,484,630	-	-	205,484,630
Japan	301,040,796	-	-	301,040,796
Mexico	110,652,734	-	-	110,652,734
Netherlands	108,021,271	-	-	108,021,271
Russia	140,104,577	-	-	140,104,577
Spain	63,350,296	-	-	63,350,296
Sweden	156,436,841	-	-	156,436,841
Switzerland	382,423,573	-	-	382,423,573
Taiwan	190,304,759	-	-	190,304,759
United Kingdom	525,396,496	-	-	525,396,496
Rights
China	-	-	-	-
Short-Term Investments	347,106,075	-	-	347,106,075
Total Investments	$4,845,470,919	$116,156,328	$-	$4,961,627,247

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Argentina	$461,395	$-	$-	$461,395
Brazil	2,313,739	-	-	2,313,739
China	7,168,831	-	-	7,168,831
Czech Republic	432,207	-	-	432,207
India	3,382,387	-	-	3,382,387
Indonesia	887,561	-	-	887,561
Luxembourg	222,887	-	-	222,887
Mexico	1,938,732	-	-	1,938,732
Peru	280,650	-	-	280,650
Philippines	-	274,518	-	274,518
Russia	1,423,972	-	-	1,423,972
South Africa	406,586	-	-	406,586
South Korea	1,496,573	-	-	1,496,573
Spain	428,451	-	-	428,451
Switzerland	1,005,213	-	-	1,005,213
Taiwan	2,987,420	-	-	2,987,420
Thailand	280,674	-	-	280,674
Turkey	188,908	-	-	188,908
United Arab Emirates	457,750	-	-	457,750
Vietnam	247,517	-	-	247,517
Rights
China	-	-	-	-
Short-Term Investments	116,649	-	-	116,649
Total Investments	$26,128,102	$274,518	$-	$26,402,620

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Global Growth Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Argentina	$447,457	$-	$-	$447,457
Canada	608,102	-	-	608,102
China	1,783,811	-	-	1,783,811
Denmark	538,177	-	-	538,177
France	329,076	-	-	329,076
India	644,992	-	-	644,992
Italy	471,171	-	-	471,171
Japan	663,084	-	-	663,084
Netherlands	360,939	-	-	360,939
Sweden	519,327	-	-	519,327
Switzerland	1,024,201	-	-	1,024,201
Taiwan	647,818	-	-	647,818
United Kingdom	1,106,379	-	-	1,106,379
United States	9,747,218	-	-	9,747,218
Rights
China	-	-	-	-
Short-Term Investments	912,714	-	-	912,714
Total Investments	$19,804,466	$-	$-	$19,804,466

*	The Fund did not hold any Level 2 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$28,047	$-	$-	$28,047
Brazil	60,766	-	-	60,766
Canada	75,259	-	-	75,259
China	25,437	-	-	25,437
Denmark	31,579	-	-	31,579
Germany	32,602	178,620	-	211,222
India	76,574	-	-	76,574
Ireland	76,065	-	-	76,065
Italy	69,473	-	-	69,473
Japan	396,996	-	-	396,996
Jersey	41,195	-	-	41,195
Luxembourg	-	36,637	-	36,637
Malaysia	34,142	-	-	34,142
Mexico	51,550	-	-	51,550
Netherlands	98,425	-	-	98,425
Philippines	26,139	24,501	-	50,640
South Korea	92,370	-	-	92,370
Sweden	173,905	-	-	173,905
Switzerland	156,294	-	-	156,294
Taiwan	51,653	-	-	51,653
United Arab Emirates	51,049	-	-	51,049
United Kingdom	225,383	-	-	225,383
Vietnam	53	-	-	53
Short-Term Investments	24,336	-	-	24,336
Total Investments	$1,899,292	$239,758	$-	$2,139,050

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund from April 30, 2017 to October 31, 2017, represented by recognizing the October 31, 2017 market value of securities:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$-	$280,674	$-	$26,139
Transfers out of Level 1	(116,156,328)	-	-	(178,620)
Net transfers in (out) of Level 1	$(116,156,328)	$280,674	$-	$(152,481)

Transfers into Level 2	$116,156,328	$-	$-	$178,620
Transfers out of Level 2	-	(280,674)	-	(26,139)
Net transfers in (out) of Level 2	$116,156,328	$(280,674)	$-	$152,481

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Beginning balance April 30, 2017	$-	$-	$-
Transfers into Level 3 during the period	-	-	-
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	-	-	-
Net purchases	-	-	-
Net sales	-	-	-
Balance as of October 31, 2017	$-	$-	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2017:

	Fair Value October 31, 2017	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
International Growth Fund - Rights	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Emerging Markets Fund - Rights	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Global Growth Fund - Rights	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2017 (Unaudited)

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended October 31, 2017, the Funds did not enter into any forward contracts.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 8, 2017, to shareholders of record on December 7, 2017 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$0.00158	$0.00000	$0.07139
International Growth Fund	Investor	0.00158	0.00000	0.04010
Emerging Markets Fund	Institutional	0.00000	0.00000	0.09367
Emerging Markets Fund	Investor	0.00000	0.00000	0.09367
Global Growth Fund	Institutional	0.18216	0.00000	0.03684
Global Growth Fund	Investor	0.18216	0.00000	0.03684
International Small Cap Growth Fund	Institutional	0.15496	0.00000	0.00000

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Focused International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$ 1,000.00	$ 1,112.00	$ 6.81
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.51
Institutional Class	Actual Performance	1,000.00	1,113.00	5.49
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2017 (Unaudited)

Focused Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$ 1,000.00	$ 1,127.40	$ -
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	-
Institutional Class	Actual Performance	1,000.00	1,126.90	-
	Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	-

*	Expenses are equal to the Fund’s annualized expense ratio of 0.00% and 0.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/17	10/31/17	5/1/17 – 10/31/17
Investor Class	Actual Performance	$ 1,000.00	$ 1,116.90	$ 7.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.15	7.12
Institutional Class	Actual Performance	1,000.00	1,118.80	6.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.42	5.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.15% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/17	10/31/17	5/1/17 – 10/31/17
Actual Performance	$ 1,000.00	$ 1,158.00	$ 7.61
Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	7.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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 WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 988-9801, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 988-9801. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	1/08/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	1/08/18